UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

          Investment Company Act file number      811-09165
                                            --------------------------

                            Kelmoore Strategic Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 486-3717
                                                          ---------------

                      Date of fiscal year end: February 28
                                              -------------

                   Date of reporting period: November 30, 2005
                                            -------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            KELMOORE STRATEGY(R) FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                                                                        Value
    Shares                                                             (Note 1)
--------------                                                       ----------
COMMON STOCKS - 98.4%
                   CONSUMER GOODS - 9.4%
     50,000        Altria Group, Inc. ............................. $ 3,639,500
    100,000        Disney Co. (Walt) ..............................   2,493,000
     50,000        Johnson & Johnson ..............................   3,087,500
    100,000        McDonald's Corp. ...............................   3,385,000
     50,000        Merck & Co., Inc. ..............................   1,470,000
                                                                    -----------
                                                                     14,075,000
                                                                    -----------

                   FINANCIAL SERVICES - 22.4%
    100,000        American Express Co. ...........................   5,142,000
    100,000        American International Group, Inc. .............   6,714,000
    100,000        Bank of America Corp. ..........................   4,589,000
    250,000        Cedant Corp. ...................................   4,442,500
    100,000        Citigroup, Inc. ................................   4,855,000
    200,000        JPMorgan Chase & Co. ...........................   7,650,000
                                                                    -----------
                                                                     33,392,500
                                                                    -----------

                   MANUFACTURING - 12.4%
     50,000        Caterpillar, Inc. ..............................   2,889,000
    100,000        General Electric Co. ...........................   3,572,000
    250,000        General Motors Corp. ...........................   5,475,000
    100,000        Honeywell International, Inc. ..................   3,654,000
    100,000        Tyco International, Ltd. .......................   2,852,000
                                                                    -----------
                                                                     18,442,000
                                                                    -----------

                   RESOURCES - 20.2%
     50,000        Alcoa, Inc. ....................................   1,370,500
    125,000        Chevron Corp. ..................................   7,163,750
    125,000        ConocoPhillips .................................   7,563,750
     50,000        du Pont (E.I.) de Nemours & Co. ................   2,137,500
    150,000        Exxon Mobil Corp. ..............................   8,704,500
     50,000        Halliburton Co. ................................   3,182,500
                                                                    -----------
                                                                     30,122,500
                                                                    -----------

                   TECHNOLOGY - 34.0%
    600,000        Applied Materials, Inc.+ .......................  10,866,000
    800,000        Cisco Systems, Inc.+ ...........................  14,032,000
    250,000        Intel Corp. ....................................   6,670,000
    250,000        Microsoft Corp. ................................   6,927,500
    500,000        Oracle Corp.+ ..................................   6,285,000
     50,000        United Technologies Corp. ......................   2,692,000
    100,000        Verizon Communications, Inc. ...................   3,198,000
                                                                    -----------
                                                                     50,670,500
                                                                    -----------

                   TOTAL COMMON STOCKS
                     (Cost $156,084,060)..........................  146,702,500
                                                                    -----------

WARRANTS - 0.0%#
 (Cost $0)         TECHNOLOGY - 0.0%#
     36,415        Lucent Technologies, Inc.+ ....................       22,577
                                                                    -----------

Number of Contract                             Expiration   Strike
Shares Subject to Put                             Date       Price
---------------------                          ----------   ------
PUT OPTIONS PURCHASED - 0.5%
 (Cost $494,000)   MANUFACTURING - 0.5%
    250,000        General Motors Corp. ......  12/22/05    $ 25.0      775,000
                                                                    -----------

                   TOTAL INVESTMENTS - 98.9%
                     (Cost $156,578,060)..........................  147,500,077
                                                                    -----------


                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                            KELMOORE STRATEGY(R) FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

Number of Contract                             Expiration  Strike     Value
Shares Subject to Call                            Date      Price    (Note 1)
----------------------                         ----------  ------  ------------
CALL OPTIONS WRITTEN - (0.5)%++
                   CONSUMER GOODS - (0.0)%#
    100,000        McDonald's Corp. ........... 01/26/06   $ 37.5  $    (45,000)
                                                                   ------------

                   FINANCIAL SERVICES - (0.2)%
    100,000        American Express Co. ....... 01/26/06     50.0      (275,000)
                                                                   ------------

                   MANUFACTURING - (0.0)%#
    250,000        General Motors Corp. ....... 01/26/06     30.0       (50,000)
                                                                   ------------

                   RESOURCES - (0.3)%
    125,000        Chevron Corp.  ............. 01/26/06     65.0       (37,500)
    125,000        ConocoPhillips ............. 01/26/06     70.0       (56,250)
    150,000        Exxon Mobil Corp.  ......... 01/26/06     60.0      (210,000)
     50,000        Halliburton Co.  ........... 01/26/06     70.0       (52,500)
                                                                   ------------
                                                                       (356,250)
                                                                   ------------

                   TOTAL CALL OPTIONS WRITTEN
                     (Premiums received $1,332,781)..............      (726,250)
                                                                   ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6% ..................     2,336,102
                                                                   ------------
NET ASSETS - 100.0%..............................................  $149,109,929
                                                                   ============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.

                Portfolio Sector Weighting
                (as a percent of market value)
                --------------------------------------------
                1.  Technology                          34.4%
                2.  Financial Services                  22.6
                3.  Resources                           20.3
                4.  Manufacturing                       13.1
                5.  Consumer Goods                       9.6
                                                  ----------
                                                       100.0%
                                                  ==========



                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                         KELMOORE STRATEGY(R) EAGLE FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                                                                        Value
    Shares                                                             (Note 1)
--------------                                                       ----------
COMMON STOCKS - 100.3%
                   CONSUMER GOODS - 1.8%
    147,700        XM Satellite Radio Holdings, Inc., Class A+ ...    4,321,702
                                                                    -----------

                   MANUFACTURING - 13.7%
    200,000        Creative Technology, Ltd. .....................    1,656,000
    200,000        Electronic Arts, Inc.+ ........................   11,272,000
    250,000        KLA-Tencor Corp. ..............................   12,797,500
    300,000        Xilinx, Inc. ..................................    7,932,000
                                                                    -----------
                                                                     33,657,500
                                                                    -----------

                   TECHNOLOGY - 84.8%
    150,000        Altera Corp.+ .................................    2,739,000
  1,000,000        Applied Materials, Inc. .......................   18,110,000
    150,000        Broadcom Corp., Class A+ ......................    6,981,000
  1,000,000        Cisco Systems, Inc. ...........................   17,540,000
    750,000        EMC Corp.+ ....................................   10,447,500
    100,000        International Business Machines Corp. .........    8,890,000
    500,000        Intel Corp. ...................................   13,340,000
    600,000        Juniper Networks, Inc. ........................   13,494,000
    200,000        Linear Technology Corp. .......................    7,462,000
    500,000        Lucent Technologies, Inc.+ ....................    1,395,000
    300,000        Marvell Technology Group, Ltd.+ ...............   16,662,000
    600,000        Microsoft Corp. ...............................   16,626,000
    150,000        Motorola, Inc. ................................    3,613,500
  1,250,000        Oracle Corp.+ .................................   15,712,500
    250,000        Research In Motion, Ltd.+ .....................   15,282,500
    950,000        Sun Microsystems, Inc.+ .......................    3,581,500
    700,000        Symantec Corp.+ ...............................   12,369,000
    350,000        Texas Instruments, Inc. .......................   11,368,000
  1,500,000        TIBCO Software, Inc.+ .........................   12,555,000
                                                                    -----------
                                                                    208,168,500
                                                                    -----------

                   TOTAL COMMON STOCKS
                   (Cost $258,815,672)............................  246,147,702
                                                                    -----------



                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                         KELMOORE STRATEGY(R) EAGLE FUND
                          NOVEMBER 30, 2005 (UNAUDITED)


Number of Contract                             Expiration   Strike     Value
Shares Subject to Call/Put                        Date       Price    (Note 1)
--------------------------                     ----------   ------  -----------
PUT OPTIONS PURCHASED - 0.1%
(Cost $312,355)    MANUFACTURING - 0.1%
    250,000        KLA-Tencor Corp. ........... 12/22/05    $ 50.0 $    175,000
                                                                   ------------

                   TOTAL INVESTMENTS - 100.4%
                     (Cost $259,128,027)..........................  246,322,702
                                                                   ------------

CALL OPTIONS WRITTEN - (0.7)%++
                   MANUFACTURING - (0.1)%
    250,000        KLA-Tencor Corp. ........... 12/22/05      50.0     (575,000)
    300,000        Xilinx, Inc. ............... 01/26/06      27.5     (240,000)
                                                                   ------------
                                                                       (815,000)
                                                                   ------------

                   TECHNOLOGY - (0.6)%
    350,000        Texas Instruments, Inc.  ... 12/22/05      30.0     (875,000)
                                                                   ------------

                   TOTAL CALL OPTIONS WRITTEN
                     (Premiums received $1,538,010)...............   (1,690,000)
                                                                   ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.3% ...................      718,690
                                                                   ------------
NET ASSETS - 100.0%............................................... $245,351,392
                                                                   ============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.

                Portfolio Sector Weighting
                (as a percent of market value)
                --------------------------------------------
                1.  Technology                          84.9%
                2.  Manufacturing                       13.4
                3.  Consumer Goods                       1.7
                                                  ----------
                                                       100.0%
                                                  ==========



                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        KELMOORE STRATEGY(R) LIBERTY FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                                                                        Value
    Shares                                                             (Note 1)
--------------                                                       ----------
COMMON STOCKS - 98.5%
                   CONSUMER GOODS - 24.1%
     25,000        Abbott Laboratories ............................. $  942,750
     20,000        Anheuser-Busch Companies, Inc. ..................    874,800
     45,000        Coca-Cola Co. ...................................  1,921,050
      1,700        Dell, Inc.+ .....................................     51,272
     40,000        Eli Lilly & Co. .................................  2,020,000
      3,000        Hospira, Inc.+ ..................................    132,450
     25,000        Johnson & Johnson ...............................  1,543,750
      3,171        Medco Health Solutions, Inc.+ ...................    170,124
     90,000        Merck & Co., Inc. ...............................  2,646,000
    100,000        Pfizer, Inc. ....................................  2,120,000
     45,000        Wal-Mart Stores, Inc. ...........................  2,185,200
                                                                     ----------
                                                                     14,607,396
                                                                     ----------

                   FINANCIAL SERVICES - 17.4%
     50,000        American Express Co. ............................  2,571,000
     10,000        Ameriprise Financial, Inc. ......................    420,500
        100        Bank of America Corp. ...........................      4,589
     65,000        Citigroup, Inc. .................................  3,155,750
     55,000        JPMorgan Chase & Co. ............................  2,103,750
     40,000        Morgan Stanley ..................................  2,241,200
        700        Wachovia Corp. ..................................     37,380
                                                                     ----------
                                                                     10,534,169
                                                                     ----------

                   MANUFACTURING - 17.5%
     20,000        General Electric Co. ............................    714,400
     60,000        General Motors Corp. ............................  1,314,000
    150,000        Tyco International, Ltd. ........................  4,278,000
     55,000        3M Co. ..........................................  4,316,400
                                                                     ----------
                                                                     10,622,800
                                                                     ----------

                   RESOURCES - 4.8%
     50,000        Exxon Mobil Corp. ...............................  2,901,500
                                                                     ----------

                   TECHNOLOGY - 34.7%
    200,000        Cisco Systems, Inc.+ ............................  3,508,000
     50,000        International Business Machines Corp. ...........  4,445,000
    140,000        Intel Corp. .....................................  3,735,200
    120,000        Microsoft Corp. .................................  3,325,200
    350,000        Oracle Corp.+ ...................................  4,399,500
      1,100        Texas Instruments, Inc. .........................     35,728
     50,000        Verizon Communications, Inc. ....................  1,599,000
                                                                     ----------
                                                                     21,047,628
                                                                     ----------
                   TOTAL COMMON STOCKS
                     (Cost $66,383,252)............................. 59,713,493
                                                                     ----------


Number of Contract                             Expiration   Strike
Shares Subject to Put                             Date       Price
---------------------                          ----------   ------
PUT OPTIONS PURCHASED - 0.3%
(Cost $149,346)    MANUFACTURING - 0.3%
     60,000         General Motors Corp. ...... 01/26/06    $ 22.5      150,000
                                                                     ----------

                   TOTAL INVESTMENTS - 98.8%
                     (Cost $66,532,598)............................. 59,863,493
                                                                     ----------

                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        KELMOORE STRATEGY(R) LIBERTY FUND
                           NOVEMBER 30, 2005 (UNAUDITED)

Number of Contract                             Expiration   Strike     Value
Shares Subject to Call                            Date       Price    (Note 1)
----------------------                         ----------   ------  -----------
CALL OPTIONS WRITTEN - (0.1)%++
 (Premiums received $71,637)
                   MANUFACTURING - (0.1)%
     60,000        General Motors Corp. ....... 01/26/06    $ 27.5  $   (27,000)
                                                                    -----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.3% ...................      763,316
                                                                    -----------
NET ASSETS - 100.0%...............................................  $60,599,809
                                                                    ===========

+  Non-income producing security.
++ The written call option has common stock pledged as collateral.


                Portfolio Sector Weighting
                (as a percent of market value)
                --------------------------------------------
                1.  Technology                          35.2%
                2.  Consumer Goods                      24.4
                3.  Manufacturing                       18.0
                4.  Financial Services                  17.6
                5.  Resources                            4.8
                                                 -----------
                                                       100.0%
                                                 ===========




                     See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments (Unaudited)

                      Kelmoore Strategic Trust
                                November 30, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available for the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option, which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments (Unaudited)

                      Kelmoore Strategic Trust
                                November 30, 2005
--------------------------------------------------------------------------------

NOTE 2 - TAX DISCLOSURE

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2005.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At February 28, 2005, the following Funds had available for federal tax purposes unused capital losses as follows:

                           YEAR OF EXPIRATION
                           ------------------
FUND                     2010               2011                2013
----                     ----               ----                ----
Strategy            $(87,804,076)      $(62,519,008)       $(19,872,287)
Eagle                      -            $(1,337,175)              -

For additional information regarding the accounting policies of the Kelmoore Strategic Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.
          -----------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act and
Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Matthew Kelmon
                         -------------------------------------------------------
                            Matthew Kelmon, President & Chief Executive Officer
                            (principal executive officer)

Date     1/9/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     1/9/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Shawn K. Young
                         -------------------------------------------------------
                           Shawn K. Young, Treasurer
                           (principal financial officer)

Date     1/9/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.